Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using the equity method
Schedule of changes in investments accounted for using the equity method

	2022	2023
	RMB’000	RMB’000
At 1 January	4,904	1,160
Acquisition	860	—
Disposal	(600)	(1,160)
Transfer to assets held-for-sale	(4,004)	—
At 31 December	1,160	—

Schedule of nature of investments in associates

	Place of	% of ownership		Nature of the	Measurement
Name of entity	establishment	2022	2023	relationship	method
Moyan (Shenzhen) Network Technology Co., Ltd.	The PRC	46%	—%	Note 1	Equity
(美約(深圳)網路技術有限公司)
Shenzhen Huayanyuese Health Management Consulting Co., Ltd.
（深圳市花顔悅色健康管理咨詢有限公司）	The PRC	30%	—%	Note 2	Equity
Shenzhen Pengai Lizhi Aesthetic Medical Clinic
（深圳鹏爱荔枝医疗美容诊所）	The PRC	43%	—%	Note 3	Equity

Note 1:	Moyan (Shenzhen) Network Technology Co., Ltd. (“Moyan”) was engaged in internet marketing services. This entity was deregistered in September 2023.
Note 2:	Shenzhen Huayanyuese Health Management Consulting Co., Ltd. was engaged in investment holding and provision of management services. This entity was divested in April 2023.

Note 3:Shenzhen Pengai Lizhi Aesthetic Medical Clinic (“Lizhi”) was engaged in the provision of aesthetic medical services. The Company’s subsidiary Shenzhen Miaoyan Medical Technology Investment Co., Ltd. (“Miaoyan Technology”) signed an investment cooperation agreement with Shenzhen Zimu Culture Investment Development Co., Ltd., where Miaoyan Technology subscribed 60% shares in Lizhi on 31 December 2021 for a consideration of RMB2 million, after which Miaoyan Technology signed a share purchase agreement with Ms. Zhu Zihan, where Ms. Zhu Zihan purchased 17% shares in Lizhi for a consideration of RMB2 million. On January 10, 2023, the Company entered into a share purchase agreement with a non-affiliated third party, under which it transferred 100% shares in Miaoyan Technology to this third party for a consideration of RMB1.9 million. As of the date of this annual report, the transaction has been closed.

Schedule of summarised financial information for associates

Summarised balance sheet

	2022	2023
	RMB’000	RMB’000
Current
Cash and cash equivalents	33	—
Other current assets (excluding cash and cash equivalents)	4,611	—
Total current assets	4,644	—
Financial liabilities (excluding trade payables)	—	—
Other current liabilities (including trade payables)	(2,654)	—
Total current liabilities	(2,654)	—
Total non-current assets	300	—
Net assets	2,290	—

Summarised statement of comprehensive income

	2022	2023
	RMB’000	RMB’000
Revenue	—	—
Depreciation and amortisation	—	—
Interest expense	—	—
Loss before income tax	—	—
Income tax expense	—	—
Loss for the year	—	—